Summary of Significant Accounting Policies - Schedule of Changes in Advance from Clients (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes in Advance From Clients [Abstract]
Advance from clients, beginning of the period	$ 626,851	$ 187,630	$ 587,396
Revenue deferred during the period	485,860	633,483	84,945
Recognition of revenue deferred in prior periods	(510,625)	(181,452)	(316,154)
Refund to clients			(131,590)
Foreign currency translation adjustment	(41,495)	(12,810)	(36,967)
Subtotal	560,591	626,851	187,630
Less: advanced from clients of disposal subsidiaries	71,068
Advance from clients, end of the period	$ 489,523	$ 626,851	$ 187,630